SUBSEQUENT EVENTS (Details Narrative) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 24, 2026	Aug. 27, 2026	Mar. 31, 2026
Statement [Line Items]
Number of options granted, shares			600,000
Subsequent Events [Member]
Statement [Line Items]
Number of options granted, shares		250,000
Duration of options granted		5 years
Options exercise price		$ 0.94
Subsequent Events [Member] | Private Placement [Member]
Statement [Line Items]
Common stock shares issued	20,000,000
Gross proceeds from issuance of common shraes	$ 20
Share price	$ 1.00